Debentures	12 Months Ended
Dec. 31, 2020
Disclosure Of Borrowings [Abstract]
13. Debentures
13.	Debentures

On September 30, 2020, the Company and its debenture holders approved certain amendments to the terms of the debentures, with an effective date of July 1, 2020. Among other things, the amendments include:

i)

a reduction in the weighted average coupon interest rate, from approximately 14% to approximately 7% and the extension of the maturity date for 50% of the principal balance to January 31, 2023, and the remainder to January 31, 2024;

ii)

replacement of the former monthly interest payable by a new quarterly payment (the “Quarterly Payment”), the amount of which is fixed at 12% per annum (3% per quarter) of the principal balance of the debentures as at September 29, 2020. Debenture holders received an election to either receive the Quarterly Payment as a) an interest payment of 8% per annum (2% per quarter) with the remainder of the payment going towards reducing the principal balance of the debenture, or b) a reduction of the principal balance of the debenture equal to the amount of the Quarterly Payment;

iii)	settlement of the new Quarterly Payment on the first business day following the end of a calendar quarter at the Company’s option either in cash or the Company’s common shares; and

iv)

an option for all debenture holders to receive a lump-sum payout of their previously unpaid interest for the period from March 1, 2020 to June 30, 2020, at a reduced interest rate of 10%. Those who elected this option were paid in common shares of the Company in October 2020 subsequent to the end of the quarter.

On October 7, 2020, Mogo issued 4,479,392 warrants (the “Debenture Warrants”) to its debenture holders in connection with the debenture amendments approved on September 30, 2020, at an exercise price of $2.03 per warrant. The Debenture Warrants are exercisable at any time until December 31, 2022. During the year, 990,427 warrants were exercised into common shares for cash proceeds of $2,011.

At the date of the amendments, the warrants were recognized as a financial liability of $3,500 at fair value using the Black Scholes valuation model. Upon issuance of the Debenture Warrants on October 7, 2020, the financial liability was converted into an equity instrument and remeasured to a fair value of $3,508 recognized in equity as of that date with the difference recorded as a gain to the consolidated statement of operations and comprehensive loss.

The amendments to the debentures were accounted for as a settlement of the previous debt and replacement by a new financial liability. On September 30, 2020, the carrying amount of the previous debt of $47,264 was replaced by a new financial liability with a fair value of $42,231, calculated using the present value of future cash flows discounted at the prevailing market interest rate. The difference between the face value of the new financial liability and its fair value is recorded against the principal balance and accreted using the effective interest rate method over the term of the debentures. Additionally, the Debenture Warrants issuable at October 7, 2020, were initially recognized as a separate liability with a fair value of $3,500. The $1,533 difference in carrying value of the previous debt and fair value of the new financial liabilities was recorded as a $767 reduction to debenture interest expense and other financing expense to revise interest owing, using the amended interest rate, and a $765 gain on debenture amendment recorded to other non-operating (income) expenses in the consolidated statement of operations and comprehensive loss.

13.	Debentures (Continued from previous page)

Transaction costs of $169 related to amendments were recorded in other non-operating (income) expenses in the consolidated statement of operations and comprehensive loss. Interest expense on the debentures related to the coupon payment is included in debenture interest and other financing expense, and the portion of expense related to accretion of the discount is recorded separately to accretion related to debentures, in the consolidated statement of operations and comprehensive loss.

	December 31, 2020	December 31, 2019
Principal balance	43,442	43,496
Discount	(3,575)	—
	39,867	43,496
Interest payable	791	543
	40,658	44,039

Previously the debentures required monthly interest only payments and had annual interest rates ranging between 10.0% and 18.0% for the six months ended June 30, 2020 (year ended December 31, 2019 – 10.0% and 18.0%). For debenture interest owing from March to June 2020, the Company exercised its right to add the debenture interest to the principal balance of the debentures rather than paying it monthly in cash.

The debenture principal repayments will be made according to the following schedule and are payable in either cash or Mogo common shares at Mogo’s option:

	Principal component of quarterly payment	Principal due on maturity	Total
2021	2,054	—	2,054
2022	2,183	—	2,183
2023	3,294	16,677	19,971
2024	941	18,293	19,234
	8,472	34,970	43,442